CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - Successor [Member] - Common Class A [Member] - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	15,266,959	15,254,389	0
Common stock, shares outstanding	15,266,959	15,254,389	0